Note 8 - Loss Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
8.	Loss Per Share

Basic and diluted loss per common share are computed as follows:

	For the six months ended June 30,
	2012	2013

Net loss	(10,350,649)	(13,500,918)

Weighted average common shares – Outstanding	32,558,052	45,319,605
Basic and diluted loss per share	(0.32)	(0.30)

In the six-month periods ended June 30, 2012 and 2013, the Company declared dividends of $2,838,573 ($0.09 per share), and $1,378,381 ($0.03 per share), respectively, including accrued dividends for the unvested incentive award shares payable upon vesting. The Company excluded the effect of 491,700 and 626,400 unvested incentive award shares as of June 30, 2012 and 2013, respectively as they were anti-dilutive.